FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                        San Mateo, California 94403-1906




January 3, 2002


Filed Via EDGAR (CIK #0000083297)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE:      FRANKLIN GROWTH AND INCOME FUND
                  File Nos. (2-10103 and 811-334)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 19, 2001.

Sincerely yours,

FRANKLIN GROWTH AND INCOME FUND




/s/ David P. Goss
Associate General Counsel


DPG/jg

cc:      Bruce G. Leto, Esq.